Restructuring and Integration Costs (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Summary of Cost of Initiatives in Profit from Operations
The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2022 £m	2021 £m	2020 £m
Employee benefit costs	3	315	160	91
Depreciation, amortisation and impairment costs	4	220	(11)	151
Other operating income	5	(1)	—	—
Other operating expenses		237	1	166
		771	150	408